Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net loss	$ (4,893)	$ (2,965)
Adjustments to reconcile net loss to net cash used:
Depreciation of property, plant and equipment	8	7
Share-based payment	151	424
Changes in fair value of short-term investment	95	(912)
Exchange differences on balances of cash and cash equivalents	(2)	(78)
Adjustments for reconcile net loss	252	(559)
Working capital adjustments:
Increase in accounts receivable, prepaid expenses and lease deposit	(1,230)	(127)
Increase in trade payables	439	242
Increase in deferred revenues	527	1,583
Decrease in other accounts payable	(677)	(300)
Adjustments for working capital	(941)	1,398
Net cash used in operating activities	(5,582)	(2,126)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1)	(4)
Net cash used in investing activities	(1)	(4)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	10,168	4,387
Net cash provided by financing activities	10,168	4,387
Exchange differences on balances of cash and cash equivalents	2	78
Increase in cash and cash equivalents	4,587	2,335
Cash and cash equivalents at the beginning of the period	3,615	3,505
Cash and cash equivalents at the end of the period	8,202	5,840
Supplemental disclosure of cash flow information:
Cash received during the year for interest	$ 36	$ 15